Summary of Significant Accounting Policies (Details 2) (USD $)	4 Months Ended	11 Months Ended	12 Months Ended
	May 13, 2014 item	Dec. 31, 2014	Dec. 31, 2013	Jan. 01, 2014
Lease Revenue
Number of take-offs and landings per cycle	1
Flight equipment held for operating leases, net
Aircraft net book value		$ 23,604,926,000
Inventory
Minimum holding period for classifying as excess inventory		4 years
Carrying value, excess inventory		0
Predecessor
Flight equipment held for operating leases, net
Aircraft net book value			32,453,037,000
Inventory
Minimum holding period for classifying as excess inventory	4 years
Carrying value, excess inventory	0
Recent Accounting Guidance
Unrecognized tax benefits reclassified as a reduction of deferred tax assets for net operating loss and tax credit carryforwards				127,400,000
Flight equipment, including aircraft
Flight equipment held for operating leases, net
Estimated economic useful life		25 years
Flight equipment, including aircraft | Predecessor
Flight equipment held for operating leases, net
Estimated economic useful life	25 years
Certain aircraft types | Predecessor
Flight equipment held for operating leases, net
Number of aircraft			104
Aircraft net book value			1,100,000,000
Certain aircraft types | Maximum | Predecessor
Flight equipment held for operating leases, net
Estimated economic useful life			25 years
Certain aircraft types | Weighted Average | Predecessor
Flight equipment held for operating leases, net
Estimated economic useful life			16 years 10 months 24 days